Investment Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Net investment income	$ 1,146	$ 1,105	$ 1,014
Fixed Maturities [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Net investment income	817	788	748
Equity Securities [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Net investment income	6	6	7
Commercial Mortgage Loans [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Net investment income	218	221	223
Policy Loans [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Net investment income	86	90	92
Real Estate [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Net investment income	(2)	(2)	(1)
Other Investments, including derivatives [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Net investment income	48	29	(30)
Short-term investments and cash [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Net investment income	10	11	10
Less Investment Expenses [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Net investment income	$ 37	$ 38	$ 35